Dividend Restrictions and Statutory Surplus (Tables)	12 Months Ended
Dec. 31, 2013
Dividend Restrictions and Statutory Surplus [Abstract]
Statutory accounting practices disclosure
The combined statutory net income for the years ended and combined statutory capital and surplus at December 31, 2013, 2012 and 2011 for our insurance and HMO subsidiaries were as follows:

(Millions)	2013	2012	2011
Statutory net income	$1,750.1	$1,813.7	$1,871.7
Statutory capital and surplus	8,431.0	6,372.8	5,938.6